UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Asset Strategy Fund
September 30, 2006
BULLION - 8.69%	Troy Ounces	Value

Gold	246,705	$147,702,358
(Cost: $148,501,181)

COMMON STOCKS	Shares

Banks - 2.83%
Bank of China Limited, H Shares (A)(B)*	46,000,000	19,780,121
HSBC Holdings plc (A)	463,900	8,464,314
Kookmin Bank (A)	117,650	9,275,234
Standard Chartered PLC (A)	414,358	10,613,225
		48,132,894
Business Equipment and Services - 4.41%
Dentsu Inc. (A)	1,495	4,062,603
Euronext N.V. (A)	174,500	16,960,760
Jacobs Engineering Group Inc.*	139,968	10,459,809
Mitsui & Co., Ltd. (A)	357,000	4,539,378
NYSE Group, Inc.*	519,547	38,836,138
		74,858,688
Capital Equipment - 0.25%
SMC Corporation (A)	32,200	4,260,622

Communications Equipment - 3.22%
3Com Corporation*	1,879,726	8,280,193
Nokia Corporation, Series A, ADR	878,909	17,305,718
QUALCOMM Incorporated	440,954	16,033,087
ZTE Corporation, H Shares (A)	3,554,400	13,139,689
		54,758,687
Construction Materials - 0.43%
Comtech Group, Inc.*	483,031	7,233,389

Consumer Electronics - 1.25%
Nintendo Co., Ltd. (A)	103,400	21,305,871

Electronic Components - 3.16%
Samsung Electronics Co., Ltd. (A)	38,359	26,917,174
SanDisk Corporation (C)	338,253	18,093,153
Texas Instruments Incorporated	259,814	8,638,816
		53,649,143
Gold and Precious Metals - 3.68%
Agnico-Eagle Mines Limited	715,043	22,259,289
Barrick Gold Corporation	893,362	27,444,081
Glamis Gold Ltd.*	326,584	12,877,207
		62,580,577
Insurance -- Life - 1.50%
China Life Insurance Company Limited, H Shares (A)	13,039,000	25,506,775

Mining - 1.18%
Cameco Corporation (A)	186,863	6,809,152
Goldcorp Inc.	562,411	13,272,900
		20,082,052
Motor Vehicles - 2.72%
Suzuki Motor Corporation (A)*	465,600	11,824,762
Toyota Motor Corporation (A)	634,100	34,462,832
		46,287,594
Multiple Industry - 3.19%
Las Vegas Sands, Inc.*	193,128	13,200,299
Smiths Group plc (A)	941,944	15,811,058
streetTRACKS Gold Trust*	266,000	15,811,040
Sumitomo Mitsui Financial Group, Inc. (A)(B)	890	9,342,646
		54,165,043
Non-Residential Construction - 0.78%
Fluor Corporation	120,758	9,285,083
Kurita Water Industries Ltd. (A)*	201,000	3,896,635
		13,181,718
Petroleum -- International - 1.55%
China Petroleum & Chemical Corporation, H Shares (A)	16,386,000	10,179,926
Exxon Mobil Corporation	131,062	8,794,260
PetroChina Company Limited, H Shares (A)(B)	6,850,000	7,368,191
		26,342,377
Petroleum -- Services - 1.81%
Baker Hughes Incorporated	154,645	10,546,789
Transocean Inc.*	139,936	10,247,513
Weatherford International Ltd.*	237,577	9,911,712
		30,706,014
Railroad - 0.29%
Central Japan Railway Company (A)	453	4,832,000

Real Estate Investment Trust - 0.85%
Hongkong Land Holdings Limited	1,214,000	4,710,320
Keppel Land Limited (A)	1,223,000	3,819,348
Sumitomo Realty & Development Co., Ltd. (A)	203,000	5,963,259
		14,492,927
Retail -- Specialty Stores - 0.45%
Shimachu Co., Ltd. (A)*	261,600	7,684,673

Security and Commodity Brokers - 3.36%
Chicago Mercantile Exchange Holdings Inc. (D)	101,392	48,490,724
Goldman Sachs Group, Inc. (The)	50,434	8,531,920
		57,022,644
Utilities -- Electric - 1.75%
Veolia Environment (A)	492,956	29,760,763

Utilities -- Telephone - 2.72%
China Mobile (Hong Kong) Limited (A)	5,320,500	37,595,518
UBS AG	144,321	8,559,679
		46,155,197

TOTAL COMMON STOCKS - 41.38%		$702,999,648

(Cost: $584,771,526)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.24%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$3,000	3,044,400
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,000	1,015,489
		4,059,889
Beverages - 0.18%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(E)	EUR2,250	3,081,371

Business Equipment and Services - 0.13%
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP,
12.0%, 6-20-08	$2,000	2,188,000

Construction Materials - 0.08%
Interface, Inc.,
9.5%, 2-1-14	1,280	1,318,400

Finance Companies - 0.42%
ALROSA Finance S.A.,
8.125%, 5-6-08	2,000	2,061,400
Russian Standard Bank:
7.5%, 10-7-10	2,000	1,941,660
7.5%, 10-7-10 (B)	950	921,500
Toyota Motor Credit Corporation,
5.65%, 1-18-15	2,400	2,241,624
		7,166,184
Food and Related - 0.32%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	5,150	5,446,125

Forest and Paper Products - 0.08%
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,325	1,374,687

Homebuilders, Mobile Homes - 0.09%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	1,600	1,568,000

Hospital Supply and Management - 0.11%
US Oncology Holdings, Inc.,
10.675%, 3-15-15	1,875	1,912,500

Motion Pictures - 0.10%
Cinemark, Inc.,
0.0%, 3-15-14 (F)	2,200	1,754,500

Motor Vehicles - 0.15%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,600	2,577,461

Multiple Industry - 0.22%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	3,900	3,797,625

Non-Residential Construction - 0.27%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	4,130	4,563,650

Railroad - 0.49%
TFM, S.A. de C.V.,
12.5%, 6-15-12	4,000	4,400,000
Union Pacific Corporation,
6.7%, 12-1-06	3,900	3,906,505
		8,306,505
Steel - 0.21%
Evraz Group S.A.,
8.25%, 11-10-15	3,500	3,504,375

Utilities -- Electric - 0.30%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	2,173	2,145,344
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,800	2,897,964
		5,043,308
Utilities -- Gas and Pipeline - 0.36%
Transportadora de Gas del Sur S.A.,
7.5%, 12-15-13	6,000	6,075,000

Utilities -- Telephone - 0.58%
Digicel Limited:
9.25%, 9-1-12	3,400	3,527,500
9.25%, 9-1-12 (B)	650	674,375
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	3,050	3,169,255
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	2,450	2,514,802
		9,885,932

TOTAL CORPORATE DEBT SECURITIES - 4.33%		$73,623,512

(Cost: $73,480,369)

OTHER GOVERNMENT SECURITIES

Argentina - 0.66%
Republic of Argentina (The), GDP-Linked Securities,
0.0%, 12-15-35	112,500	11,216,250

Germany - 4.24%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (E)	EUR57,300	72,030,985

South Korea - 0.14%
Korea Development Bank (The),
5.785%, 10-29-06	$2,300	2,299,813

United Kingdom - 1.07%
United Kingdom Treasury:
5.75%, 12-7-09 (E)	GBP5,600	10,777,659
4.75%, 6-7-10 (E)	4,000	7,488,274
		18,265,933

TOTAL OTHER GOVERNMENT SECURITIES - 6.11%		$103,812,981

(Cost: $103,586,395)

PUT OPTION - 0.00%	Number of Contracts

NYSE Group, Inc., October 55,
Expires 10-23-06	405	$2,025
(Cost: $96,096)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands

Mortgage-Backed Obligations - 1.37%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)::
5.5%, 9-15-17	$4,655	789,145
5.0%, 11-15-17	2,361	328,489
5.0%, 4-15-19	2,828	411,517
5.0%, 4-15-19	1,387	195,864
5.0%, 2-15-20	4,176	96,839
5.0%, 7-15-21	2,819	199,903
5.0%, 6-15-22	3,138	115,917
5.0%, 7-15-22	12,738	516,834
5.0%, 11-15-22	1,647	237,236
5.0%, 1-15-23	2,713	124,718
5.0%, 4-15-23	1,615	114,127
5.0%, 5-15-23	2,463	383,184
5.0%, 8-15-23	1,826	297,278
5.5%, 11-15-23	8,801	738,372
5.5%, 11-15-23	4,681	344,706
5.0%, 9-15-24	4,681	352,860
5.5%, 9-15-24	2,629	188,018
5.5%, 4-15-25	598	75,693
5.5%, 4-15-25	1,271	112,612
5.0%, 9-15-25	6,353	566,550
5.5%, 10-15-25	10,099	2,212,545
5.0%, 4-15-26	8,189	692,531
5.0%, 10-15-28	2,054	407,670
5.5%, 2-15-30	1,933	234,647
5.0%, 8-15-30	3,484	365,702
5.5%, 3-15-31	2,486	340,913
5.5%, 10-15-32	6,304	1,216,601
5.5%, 5-15-33	4,439	1,042,021
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	3,066	250,448
5.0%, 5-25-22	1,878	253,090
5.0%, 7-25-23	13,014	2,424,626
5.0%, 8-25-23	4,170	661,011
5.5%, 9-25-25	1,903	142,888
5.5%, 11-25-25	5,496	374,664
5.0%, 9-25-30	5,693	809,586
5.5%, 8-25-33	6,984	1,477,228
5.5%, 12-25-33	5,448	1,107,935
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	5,653	676,755
5.0%, 6-20-31	5,883	762,344
5.0%, 7-20-33	1,356	256,867
5.5%, 11-20-33	5,387	921,249
5.5%, 7-1-35	2,943	438,209
		23,259,392
Treasury Inflation Protected Obligations - 2.20%
United States Treasury Notes:
3.875%, 1-15-09 (G)	6,150	7,850,328
2.375%, 4-15-11 (G)	7,800	8,005,465
2.0%, 1-15-14 (G)	20,000	21,606,044
		37,461,837

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.57%		$60,721,229

(Cost: $59,708,348)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.14%)	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (E)	CNY696,900	(491,377)
Chinese Yuan Renminbi, 5-9-07 (E)	130,800	69,123
Euro, 1-10-07 (E)	EUR46,800	1,517,294
Japanese Yen, 1-10-07 (E)	JPY14,880,000	(3,488,063)
Russian Ruble, 6-25-07 (E)	RUB809,200	394,342
Singapore Dollar, 8-21-07 (E)	SGD26,000	(318,691)
South Korean Won, 4-19-07 (E)	KRW32,000,000	356,078
Taiwan Dollar, 5-22-07 (E)	TWD533,500	(484,172)
		$(2,445,466)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.59%
Banks
Wells Fargo Bank, N.A.,
5.27%, 10-18-06	$10,000	10,000,000

Commercial Paper
Aircraft - 1.22%
United Technologies Corporation,
5.32%, 10-6-06	20,680	20,664,720

Banks - 1.17%
LaSalle Bank Corporation,
5.23%, 10-23-06	20,000	19,936,078

Beverages - 3.19%
Anheuser-Busch Companies, Inc.,
5.3%, 10-2-06	25,000	24,996,320
Atlantic Industries (Coca-Cola Company (The)),
5.2%, 10-2-06	14,058	14,055,969
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.23%, 10-4-06	15,100	15,093,419
		54,145,708
Capital Equipment - 1.17%
Caterpillar Inc.
5.26%, 10-20-06	20,000	19,944,478

Chemicals -- Petroleum and Inorganic - 1.79%
du Pont (E.I.) de Nemours and Company,
5.21%, 10-20-06	30,507	30,423,114

Electrical Equipment - 1.47%
Emerson Electric Co.,
5.22%, 10-13-06	25,000	24,956,500

Finance Companies - 3.34%
PACCAR Financial Corp.:
5.22%, 10-6-06	18,825	18,811,352
5.23%, 10-19-06	18,000	17,952,930
Prudential Funding LLC,
5.23%, 10-4-06	20,000	19,991,283
		56,755,565
Food and Related - 1.90%
General Mills, Inc.,
5.3%, 10-12-06	10,000	9,983,806
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.335%, 10-23-06	7,000	6,977,178
Hershey Company (The),
5.21%, 10-11-06	15,350	15,327,785
		32,288,769
Forest and Paper Products - 2.35%
Kimberly-Clark Worldwide Inc.:
5.2%, 10-17-06	25,000	24,942,222
5.2%, 10-19-06	15,000	14,961,000
		39,903,222
Health Care -- Drugs - 2.09%
Alcon Capital Corporation (Nestle S.A.):
5.23%, 10-3-06	19,812	19,806,244
5.22%, 10-11-06	15,700	15,677,235
		35,483,479
Mining - 0.59%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.27%, 10-19-06	10,000	9,973,650

Petroleum -- International - 3.87%
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
5.22%, 10-3-06	15,000	14,995,650
5.2%, 10-30-06	16,000	15,932,978
5.21%, 10-30-06	35,000	34,853,107
		65,781,735
Publishing - 2.35%
Gannett Co., Inc.,
5.23%, 10-11-06	15,000	14,978,209
Scripps (E.W.) Co.:
5.22%, 10-12-06	10,000	9,984,050
5.23%, 10-17-06	15,000	14,965,133
		39,927,392
Retail -- General Merchandise - 3.51%
Home Depot, Inc. (The),
5.36%, 10-2-06	10,925	10,923,373
Target Corporation:
5.39%, 10-2-06	8,727	8,725,693
5.21%, 10-10-06	15,000	14,980,463
Wal-Mart Stores, Inc.,
5.21%, 10-17-06	25,000	24,942,111
		59,571,640
Security and Commodity Brokers - 2.09%
American Express Credit Corp.,
5.23%, 10-30-06	20,000	19,915,739
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.37%, 10-2-06	15,680	15,677,661
		35,593,400
Trucking and Shipping - 1.17%
United Parcel Service Inc.,
5.18%, 10-13-06	20,000	19,965,467

Utilities -- Electric - 0.59%
PacifiCorp,
5.3%, 10-24-06	10,000	9,966,139

Utilities -- Telephone - 0.88%
AT&T Inc.,
5.27%, 10-23-06	5,000	4,983,897
BellSouth Corporation,
5.24%, 10-5-06	10,000	9,994,178
		14,978,075

Total Commercial Paper - 34.74%		590,259,131

Commercial Paper (backed by irrevocable bank letter of credit) - 0.44%
Food and Related
COFCO Capital Corp. (Rabobank Nederland),
5.265%, 10-18-06	7,450	7,431,477

Other Government Security - 0.29%
Supranational
Central American Bank for Economic Integration (Barclays Bank PLC),
5.25%, 10-24-06	5,000	4,983,229

TOTAL SHORT-TERM SECURITIES - 36.06%		$612,673,837

(Cost: $612,673,837)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,699,090,124

(Cost: $1,582,817,752)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at September 30, 2006.
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation )

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$12,000,000	$(480,591)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	12,000,000	(503,842)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	24,000,000	(998,383)
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	65,600,000	(20,664)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	29,600,000	(9,324)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	22,600,000	21,116
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	38,000,000	(11,970)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	14,200,000	13,268
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	16,000,000	(342,148)

					$(2,332,538)

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of these securities amounted to $53,481,627 or 3.15% of total investments.

(C)Security serves as cover for the following written call option outstanding as of September 30, 2006.

Underlying Security	Contracts Subject to Call	Premium Received	Market Value

SanDisk Corporation	1,405	$213,076	$21,075

(D)Cash and security serves as collateral for the following open futures contracts at September 30, 2006.

Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

VIX Index	2,800	10-17-06	$36,680,000	$43,515,351
VIX Index	5,470	11-14-06	80,026,100	87,170,660
VIX Index	2,148	12-12-06	33,551,760	33,969,391

			$150,257,860	$164,655,402

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen, KRW - South Korean Won, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - Taiwan Dollar).

(F)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(G)The interest rate for these securities are a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006